Employee Benefits - Major Employee Benefit Expenses Other Than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Compensation Related Costs [Abstract]
Salary	¥ 272,930	¥ 215,256	¥ 226,985
Bonuses	89,439	70,708	68,935
Other	¥ 93,711	¥ 81,616	¥ 75,949